Goodwill and Intangible Assets	12 Months Ended
May. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
GOODWILL AND INTANGIBLE ASSETS

As of May 31, 2015 and 2014, goodwill and intangible assets consisted of the following:

	2015	2014

	(in thousands)
Goodwill	$1,491,833	$1,337,285
Other intangible assets:
Customer-related intangible assets	$718,011	$714,704
Trademarks and trade names	10,777	6,140
Acquired technology	93,194	25,700
Contract-based intangible assets	130,874	145,967
	952,856	892,511
Less accumulated amortization:
Customer-related intangible assets	342,488	317,629
Trademarks and trade names	4,437	4,147
Acquired technology	8,509	3,531
Contract-based intangible assets	37,286	32,031
	392,720	357,338
	$560,136	$535,173

The following table sets forth the changes in the carrying amount of goodwill for the years ended May 31, 2015 and 2014:

	North America	Europe	Asia-Pacific	Total

	(in thousands)
Balance at May 31, 2013	$519,175	$464,769	$60,278	$1,044,222
Accumulated impairment losses	—	—	—	—
Balance at May 31, 2013	519,175	464,769	60,278	1,044,222

Goodwill acquired	271,577	—	—	271,577
Effect of foreign currency translation	(4,097)	26,269	(686)	21,486
Balance at May 31, 2014	786,655	491,038	59,592	1,337,285
Accumulated impairment losses	—	—	—	—
Balance at May 31, 2014	786,655	491,038	59,592	1,337,285

Goodwill acquired	4,794	67,220	192,225	264,239
Effect of foreign currency translation	(11,715)	(72,337)	(25,639)	(109,691)
Balance at May 31, 2015	779,734	485,921	226,178	1,491,833
Accumulated impairment losses	—	—	—	—
Balance at May 31, 2015	$779,734	$485,921	$226,178	$1,491,833

Customer-related intangible assets, acquired technology and trade names acquired during the year ended May 31, 2015 had weighted-average amortization periods of 15.1 years, 9.1 years and 6.1 years, respectively. Customer-related intangible assets, contract-based intangible assets and acquired technology acquired during the year ended May 31, 2014 had weighted-average amortization periods of 13.2 years, 13.2 years and 6.5 years, respectively. Amortization expense of acquired intangibles was $72.6 million, $61.9 million, and $56.8 million for fiscal 2015, 2014 and 2013, respectively.

The estimated amortization expense of acquired intangibles as of May 31, 2015 for the next five fiscal years, calculated using the exchange rate at the date of acquisition, if applicable, is as follows (in thousands):

2016	$76,295
2017	71,471
2018	65,004
2019	61,234
2020	55,889